Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Shareholders’ Equity

9. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of Cayman Islands on March 8, 2024. The authorized number of ordinary shares was 500,000,000 shares, par value of US$0.0001 per share, consisting of (i) 450,000,000 Class A ordinary shares with a par value of US$0.0001 each; and (ii) 50,000,000 Class B ordinary shares with a par value of US$0.0001 each. On March 8, 2024, the Company issued 1 Class B ordinary share with a par value of US$0.0001 each.

Each holder of Class A ordinary share is entitled to exercise one vote for each Class A ordinary held on any and all matters to be voted thereon in a general meeting of shareholders, and each holder of Class B ordinary share is entitled to exercise ten votes for each Class B ordinary share held on any and all matters to be voted thereon in a general meeting of shareholders. Each Class B ordinary share can be converted at the holder’s option into one Class A ordinary share whilst Class A ordinary shares cannot be converted into Class B ordinary shares. Holders of both Class A and Class B ordinary shares are entitled to receive dividends paid by the Company at the same rate and have equal rights to the surplus assets of the Company upon its liquidation, as stipulated in the Company’s Memorandum and Articles of Association. These shares rank pari passu in all other respects.

On September 3, 2024, the shareholder of the Company resolved to allot 29,999,999 Class B ordinary shares with a par value of US$0.0001 each. Further on September 4, 2024, the holder of Class B ordinary shares converted 6,000,000 Class B ordinary shares into 6,000,000 Class A ordinary shares with par value of US$0.0001 each. Then on September 25, 2024, the holder of Class B ordinary shares further converted 1,350,000 Class B ordinary shares into 1,350,000 Class A ordinary shares with par value of US$0.0001 each. After the allotment of Class B ordinary shares and subsequent conversions into Class A ordinary shares, the Company has 7,350,000 Class A ordinary shares and 22,650,000 Class B ordinary shares in issue.

The Company considered the above allotment of 29,999,999 Class B ordinary shares part of its recapitalization prior to the completion of its initial public offering. This allotment was solely intended to increase the number of shares and represented an adjustment to the Company’s share structure, aimed at realigning its capital structure to facilitate the subsequent issuance of new shares for the IPO. The shares were issued at par value, with no consideration paid. Therefore, the Company considers the allotment of 29,999,999 Class B ordinary shares to be a share split. The Company believed that it is appropriate to reflect the above transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share, ASC 505, Equity and SAB Topic 4C. All shares and per share amounts used herein and in the accompanying unaudited condensed consolidated financial statements have been retroactively restated to reflect the above transactions. By recognizing the above transactions on a retroactive basis, 30,000,000 Class B ordinary shares were issued and outstanding as of December 31, 2023.

Contrary to the allotment, the conversions of 6,000,000 and 1,350,000 Class B ordinary shares into Class A ordinary shares were accounted for prospectively and were recognized by the Company on September 4, 2024 and September 25, 2024, respectively.

Capital contribution

Capital contributions constitute the capital transactions from shareholders that affected the shareholders’ equity of Uni-Fuels prior to the Reorganization during the year ended December 31, 2024. On June 6, 2023, Uni-Fuels issued and allotted additional 3,899,999 ordinary shares, each with a par value of $1, amounting to a total of $3,899,999. From the total consideration of $3,899,999 derived from this share allotment, $3,099,999 was offset by netting against the dividend distribution of $3,099,999 made by Uni-Fuels to its shareholder at that time. Meanwhile, the remaining balance of $800,000 was received in cash from the shareholder. The whole balance of $3,899,999 has been accounted for as capital contribution from shareholder in these consolidated financial statements.

Accumulated other comprehensive income

The accumulated other comprehensive income comprises foreign currency differences arising from the translation of the financial statements of foreign operation.

Dividend distribution

On June 6, 2023, the Group resolved to distribute a dividend of $30.9997 per ordinary share, totaling $3,099,999, to its shareholder. The declared dividend was settled by offsetting against the capital contribution from its shareholder accordingly.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements